UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05445

Name of Registrant:	Vanguard Fenway Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2020—March 31, 2021

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2021

Vanguard Equity Income Fund

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	19

Liquidity Risk Management	21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

●  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2021

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Equity Income Fund	9/30/2020	3/31/2021	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,244.84	$1.57
Admiral™ Shares	1,000.00	1,245.35	1.06
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.54	$1.41
Admiral Shares	1,000.00	1,023.98	0.96

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.28% for Investor Shares and 0.19% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Equity Income Fund

Fund Allocation

As of March 31, 2021

Communication Services	5.1%
Consumer Discretionary	5.4
Consumer Staples	14.1
Energy	5.6
Financials	21.1
Health Care	16.4
Industrials	10.5
Information Technology	10.0
Materials	3.2
Real Estate	1.0
Utilities	7.6

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Equity Income Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (96.7%)
Communication Services (4.9%)
Comcast Corp. Class A	18,892,860	1,022,293
Verizon Communications Inc.	13,494,102	784,682
AT&T Inc.	6,029,086	182,500
Lumen Technologies Inc.	7,272,127	97,083
Omnicom Group Inc.	1,227,505	91,020
Interpublic Group of Cos. Inc.	1,981,074	57,847
		2,235,425
Consumer Discretionary (5.2%)
Home Depot Inc.	2,567,620	783,766
McDonald’s Corp.	2,157,548	483,593
Lowe’s Cos. Inc.	1,458,125	277,306
VF Corp.	2,181,365	174,335
TJX Cos. Inc.	1,918,823	126,930
Best Buy Co. Inc.	960,761	110,305
Target Corp.	516,602	102,323
H&R Block Inc.	3,999,200	87,183
Whirlpool Corp.	286,283	63,082
Polaris Inc.	320,661	42,808
Newell Brands Inc.	1,572,903	42,122
Big Lots Inc.	602,601	41,158
Williams-Sonoma Inc.	69,735	12,497
Foot Locker Inc.	132,591	7,458
		2,354,866
Consumer Staples (13.7%)
Procter & Gamble Co.	8,995,852	1,218,308
Philip Morris International Inc.	8,621,648	765,085
PepsiCo Inc.	4,061,886	574,554
Mondelez International Inc. Class A	9,619,588	563,034
Coca-Cola Co.	8,904,741	469,369
Kimberly-Clark Corp.	2,637,002	366,675
Archer-Daniels-Midland Co.	6,195,318	353,133
Walmart Inc.	2,245,669	305,029
Unilever plc ADR	5,339,078	298,081
Nestle SA ADR	2,177,500	242,813
Kellogg Co.	3,732,272	236,253
Altria Group Inc.	4,025,903	205,965
General Mills Inc.	1,800,905	110,432
Conagra Brands Inc.	2,280,380	85,742
Campbell Soup Co.	1,650,843	82,988
Clorox Co.	368,666	71,108
Tyson Foods Inc. Class A	834,939	62,036
Kraft Heinz Co.	1,122,531	44,901
Coca-Cola European Partners plc	590,332	30,792
Colgate-Palmolive Co.	292,565	23,063
Kroger Co.	599,976	21,593
J M Smucker Co.	159,372	20,165
Hershey Co.	96,213	15,217
Bunge Ltd.	181,465	14,385
Nu Skin Enterprises Inc. Class A	186,307	9,854
		6,190,575
Energy (5.4%)
ConocoPhillips	8,375,132	443,631
Pioneer Natural Resources Co.	2,430,797	386,059
Phillips 66	4,105,943	334,799
^ TC Energy Corp.	6,387,396	292,813
Chevron Corp.	2,380,841	249,488
Exxon Mobil Corp.	3,631,284	202,735
Kinder Morgan Inc.	7,474,048	124,443
Schlumberger Ltd.	3,822,599	103,936
Williams Cos. Inc.	3,277,895	77,653
Halliburton Co.	3,618,466	77,652
Devon Energy Corp.	2,948,125	64,417
Targa Resources Corp.	1,361,484	43,227
APA Corp.	972,830	17,414
Cimarex Energy Co.	277,505	16,481
		2,434,748

Equity Income Fund

		Market
		Value•
	Shares	($000)
Financials (20.4%)
JPMorgan Chase & Co.	10,658,387	1,622,526
Bank of America Corp.	32,985,380	1,276,204
MetLife Inc.	13,166,489	800,391
Morgan Stanley	8,558,917	664,686
BlackRock Inc.	758,663	572,002
Progressive Corp.	5,966,272	570,435
Truist Financial Corp.	9,352,734	545,451
Chubb Ltd.	3,397,519	536,706
Blackstone Group LP Class A	4,017,868	299,452
PNC Financial Services Group Inc.	1,679,741	294,643
Citigroup Inc.	3,824,041	278,199
Wells Fargo & Co.	5,012,507	195,839
Travelers Cos. Inc.	852,103	128,156
Fifth Third Bancorp	3,365,409	126,035
Aflac Inc.	2,458,136	125,807
Regions Financial Corp.	5,423,784	112,055
Citizens Financial Group Inc.	2,276,021	100,486
Jefferies Financial Group Inc.	3,023,717	91,014
Unum Group	3,064,147	85,275
Virtu Financial Inc. Class A	2,448,709	76,032
Ally Financial Inc.	1,656,948	74,911
First American Financial Corp.	1,182,871	67,010
First Horizon Corp.	3,851,868	65,135
Synchrony Financial	1,571,128	63,882
T. Rowe Price Group Inc.	332,804	57,109
US Bancorp	1,018,410	56,328
Prudential Financial Inc.	583,213	53,131
Equitable Holdings Inc.	1,513,250	49,362
KeyCorp	2,339,741	46,748
PacWest Bancorp	983,679	37,527
Bank of New York Mellon Corp.	731,935	34,613
Huntington Bancshares Inc.	1,335,653	20,997
MGIC Investment Corp.	1,318,952	18,268
New York Community Bancorp Inc.	1,325,377	16,726
OneMain Holdings Inc	251,877	13,531
Prosperity Bancshares Inc.	174,107	13,039
CME Group Inc.	62,905	12,847
Invesco Ltd.	431,470	10,882
Fidelity National Financial Inc.	253,553	10,310
M&T Bank Corp.	48,355	7,331
		9,231,081

Health Care (15.9%)
Johnson & Johnson	11,021,436	1,811,373
Pfizer Inc.	22,486,226	814,676
Eli Lilly and Co.	4,285,871	800,686
Merck & Co. Inc.	8,530,607	657,625
UnitedHealth Group Inc.	1,543,828	574,412
Becton Dickinson and Co.	1,696,700	412,553
Medtronic plc	2,451,198	289,560
Anthem Inc.	796,400	285,868
^ AstraZeneca plc ADR	4,510,246	224,249
Roche Holding AG	673,569	218,198
Novartis AG	2,387,307	204,069
Baxter International Inc.	2,364,300	199,405
Gilead Sciences Inc.	2,626,295	169,737
AbbVie Inc.	1,422,940	153,991
Bristol-Myers Squibb Co.	1,833,447	115,746
Cardinal Health Inc.	1,680,845	102,111
Amgen Inc.	385,000	95,792
CVS Health Corp.	885,808	66,639
		7,196,690
Industrials (10.2%)
Lockheed Martin Corp.	1,829,830	676,122
Johnson Controls International plc	8,245,520	492,010
Raytheon Technologies Corp.	6,152,494	475,403
Eaton Corp. plc	3,250,324	449,455
Caterpillar Inc.	1,889,487	438,115
General Dynamics Corp.	2,276,096	413,248
Union Pacific Corp.	1,600,465	352,759
Honeywell International Inc.	918,351	199,346
United Parcel Service Inc. Class B	940,670	159,905
Waste Management Inc.	1,090,420	140,686
Illinois Tool Works Inc.	597,314	132,317
Cummins Inc.	494,841	128,218
3M Co.	614,948	118,488
Nielsen Holdings plc	4,014,850	100,973
Fastenal Co.	1,708,474	85,902
Watsco Inc.	234,031	61,024
MSC Industrial Direct Co. Inc. Class A	636,558	57,411
CH Robinson Worldwide Inc.	284,073	27,109
nVent Electric plc	832,566	23,237
Hubbell Inc. Class B	113,401	21,194
Triton International Ltd.	273,742	15,053
Snap-on Inc.	49,008	11,308
Timken Co.	134,748	10,938
ABM Industries Inc.	60,964	3,110
		4,593,331

Equity Income Fund

		Market
		Value•
	Shares	($000)
Information Technology (9.6%)
Cisco Systems Inc.	23,586,209	1,219,643
Corning Inc.	11,155,027	485,355
TE Connectivity Ltd.	2,901,885	374,662
Automatic Data Processing Inc.	1,857,143	350,016
Intel Corp.	4,751,251	304,080
Analog Devices Inc.	1,807,938	280,375
KLA Corp.	698,852	230,901
QUALCOMM Inc.	1,740,797	230,812
International Business Machines Corp.	1,668,603	222,358
Texas Instruments Inc.	1,116,204	210,952
HP Inc.	4,822,846	153,125
Broadcom Inc.	294,038	136,334
Seagate Technology plc	1,433,812	110,045
Western Union Co.	1,996,787	49,241
		4,357,899
Materials (3.1%)
Celanese Corp. Class A	2,411,675	361,293
PPG Industries Inc.	1,987,527	298,646
Dow Inc.	1,842,405	117,803
International Paper Co.	2,000,201	108,151
Linde plc	378,499	106,033
Nucor Corp.	1,085,537	87,136
Reliance Steel & Aluminum Co.	483,439	73,623
Newmont Corp.	838,393	50,530
CF Industries Holdings Inc.	1,065,256	48,341
Huntsman Corp.	1,242,717	35,827
Steel Dynamics Inc.	638,105	32,390
Westrock Co.	526,140	27,386
Packaging Corp. of America	160,235	21,548
Greif Inc. Class A	327,958	18,694
		1,387,401
Real Estate (1.0%)
Crown Castle International Corp.	2,674,213	460,312

Utilities (7.3%)
Sempra Energy	3,857,303	511,401
Dominion Energy Inc.	5,646,664	428,921
Exelon Corp.	9,342,519	408,642
Duke Energy Corp.	3,830,285	369,737
American Electric Power Co. Inc.	3,812,273	322,899
Entergy Corp.	2,362,365	234,984
DTE Energy Co.	1,386,425	184,589
Southern Co.	2,134,853	132,702
AES Corp.	4,275,714	114,632
NextEra Energy Inc.	1,349,767	102,056
UGI Corp.	2,417,626	99,147
Evergy Inc.	1,132,593	67,423
PPL Corp.	2,286,505	65,943
WEC Energy Group Inc.	612,841	57,356
CenterPoint Energy Inc.	2,265,371	51,311
FirstEnergy Corp.	1,413,468	49,033
Public Service Enterprise Group Inc.	668,460	40,248
IDACORP Inc.	305,529	30,544
NRG Energy Inc.	800,342	30,197
CMS Energy Corp.	132,407	8,106
Vistra Corp.	241,171	4,264
		3,314,135
Total Common Stocks (Cost $31,250,164)		43,756,463
Temporary Cash Investments (3.2%)
Money Market Fund (2.7%)
[1,2] Vanguard Market Liquidity Fund, 0.081%	12,285,286	1,228,529

	Face
	Amount
	($000)
Repurchase Agreements (0.5%)
Goldman Sachs & Co.
0.010%, 4/1/21 (Dated 3/31/21, Repurchase Value $5,700,000, collateralized by Government National Mortgage Assn. 2.540%–6.500%, 12/15/24–9/15/52, with a value of $5,814,000)	5,700	5,700

Nomura International plc
0.010%, 4/1/21 (Dated 3/31/21, Repurchase Value $92,400,000, collateralized by U.S. Treasury Bill 0.000%–3.375, 7/15/21–2/15/44 and U.S. Treasury Note/ Bond 0.125%–2.250%, 7/15/22–8/15/49, with a value of $94,248,000)	92,400	92,400

Equity Income Fund

	Face	Market
	Amount	Value•
	($000)	($000)
RBS Securities, Inc.
0.005%, 4/1/21 (Dated 3/31/21, Repurchase Value $125,800,000, collateralized by U.S. Treasury Note/Bond 1.250%, 3/31/28, with a value of $128,316,000)	125,800	125,800
		223,900

U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill, 0.020%, 8/26/21	4,000	3,999
Total Temporary Cash Investments (Cost $1,456,244)		1,456,428
Total Investments (99.9%) (Cost $32,706,408)		45,212,891
Other Assets and Liabilities—Net (0.1%)		55,383
Net Assets (100%)		45,268,274

Cost is in $000.

•	See Note A in Notes to Financial Statements.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $141,976,000.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Collateral of $147,411,000 was received for securities on loan. ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	6,781	1,345,147	9,626

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Statement of Assets and Liabilities

As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $31,478,063)	43,984,362
Affiliated Issuers (Cost $1,228,345)	1,228,529
Total Investments in Securities	45,212,891
Investment in Vanguard	1,559
Cash	38
Cash Collateral Pledged—Futures Contracts	64,025
Receivables for Investment Securities Sold	3,439
Receivables for Accrued Income	78,742
Receivables for Capital Shares Issued	251,286
Variation Margin Receivable—Futures Contracts	5,602
Total Assets	45,617,582
Liabilities
Payables for Investment Securities Purchased	127,642
Collateral for Securities on Loan	147,411
Payables to Investment Advisor	9,095
Payables for Capital Shares Redeemed	64,073
Payables to Vanguard	1,087
Total Liabilities	349,308
Net Assets	45,268,274

At March 31, 2021, net assets consisted of:

Paid-in Capital	31,397,741
Total Distributable Earnings (Loss)	13,870,533
Net Assets	45,268,274

Investor Shares—Net Assets
Applicable to 130,179,769 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,388,414
Net Asset Value Per Share—Investor Shares	$41.39

Admiral Shares—Net Assets
Applicable to 459,753,860 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,879,860
Net Asset Value Per Share—Admiral Shares	$86.74

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Statement of Operations

Six Months Ended
March 31, 2021
($000)
Investment Income
Income
Dividends[1]	613,362
Interest[2]	380
Securities Lending—Net	72
Total Income	613,814
Expenses
Investment Advisory Fees—Note B
Basic Fee	16,142
Performance Adjustment	2,510
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,268
Management and Administrative—Admiral Shares	15,420
Marketing and Distribution—Investor Shares	211
Marketing and Distribution—Admiral Shares	825
Custodian Fees	117
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—Admiral Shares	99
Trustees’ Fees and Expenses	11
Total Expenses	39,603
Net Investment Income	574,211
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,368,129
Futures Contracts	101,708
Foreign Currencies	(35)
Realized Net Gain (Loss)	1,469,802
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	6,669,767
Futures Contracts	6,167
Foreign Currencies	(377)
Change in Unrealized Appreciation (Depreciation)	6,675,557
Net Increase (Decrease) in Net Assets Resulting from Operations	8,719,570

1	Dividends are net of foreign withholding taxes of $3,664,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $321,000, $45,000, and ($46,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2021	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	574,211	1,056,659
Realized Net Gain (Loss)	1,469,802	9,842
Change in Unrealized Appreciation (Depreciation)	6,675,557	(2,277,728)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,719,570	(1,211,227)
Distributions
Investor Shares	(75,259)	(244,854)
Admiral Shares	(559,286)	(1,510,435)
Total Distributions	(634,545)	(1,755,289)
Capital Share Transactions
Investor Shares	(87,619)	(565,450)
Admiral Shares	1,972,626	2,380,683
Net Increase (Decrease) from Capital Share Transactions	1,885,007	1,815,233
Total Increase (Decrease)	9,970,032	(1,151,283)
Net Assets
Beginning of Period	35,298,242	36,449,525
End of Period	45,268,274	35,298,242

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Financial Highlights

Investor Shares

	Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$33.75	$36.51	$37.98	$35.64	$31.69	$28.78
Investment Operations
Net Investment Income	.527[1]	1.000[1]	1.002[1]	.965[1]	.908[1]	.909
Net Realized and Unrealized Gain (Loss) on Investments	7.695	(2.067)	.972	2.764	4.292	3.912
Total from Investment Operations	8.222	(1.067)	1.974	3.729	5.200	4.821
Distributions
Dividends from Net Investment Income	(.521)	(1.034)	(.997)	(.943)	(.912)	(.895)
Distributions from Realized Capital Gains	(.061)	(.659)	(2.447)	(.446)	(.338)	(1.016)
Total Distributions	(.582)	(1.693)	(3.444)	(1.389)	(1.250)	(1.911)
Net Asset Value, End of Period	$41.39	$33.75	$36.51	$37.98	$35.64	$31.69

Total Return[2]	24.48%	-2.87%	6.43%	10.58%	16.68%	17.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,388	$4,482	$5,478	$5,751	$6,002	$5,487
Ratio of Total Expenses to Average Net Assets[3]	0.28%	0.28%	0.27%	0.27%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.89%	2.84%	2.60%	2.70%	3.00%
Portfolio Turnover Rate	19%	35%	32%	37%	28%	26%

The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, (0.00%), (0.01%), and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended September 30,
For a Share Outstanding	March 31,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$70.73	$76.52	$79.61	$74.69	$66.43	$60.31
Investment Operations
Net Investment Income	1.142[1]	2.159[1]	2.167[1]	2.099[1]	1.968[1]	1.963
Net Realized and Unrealized Gain (Loss) on Investments	16.122	(4.331)	2.028	5.806	8.977	8.219
Total from Investment Operations	17.264	(2.172)	4.195	7.905	10.945	10.182
Distributions
Dividends from Net Investment Income	(1.126)	(2.236)	(2.156)	(2.048)	(1.977)	(1.932)
Distributions from Realized Capital Gains	(.128)	(1.382)	(5.129)	(.937)	(.708)	(2.130)
Total Distributions	(1.254)	(3.618)	(7.285)	(2.985)	(2.685)	(4.062)
Net Asset Value, End of Period	$86.74	$70.73	$76.52	$79.61	$74.69	$66.43

Total Return[2]	24.53%	-2.77%	6.51%	10.70%	16.75%	17.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,880	$30,816	$30,972	$27,625	$23,373	$18,115
Ratio of Total Expenses to Average Net Assets[3]	0.19%	0.19%	0.18%	0.18%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.90%	2.98%	2.93%	2.69%	2.79%	3.09%
Portfolio Turnover Rate	19%	35%	32%	37%	28%	26%

The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, (0.00%), (0.01%), and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Notes to Financial Statements

Vanguard Equity Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts

Equity Income Fund

on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities

Equity Income Fund

lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt

Equity Income Fund

securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Wellington Management Company llp provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the FTSE High Dividend Yield Index for the preceding three years.

Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $1,093,000 for the six months ended March 31, 2021.

For the six months ended March 31, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.08% of the fund’s average net assets, before an increase of $2,510,000 (0.01%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,559,000, representing less than 0.01% of the fund’s net assets and 0.62% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Equity Income Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	43,334,196	422,267	—	43,756,463
Temporary Cash Investments	1,228,529	227,899	—	1,456,428
Total	44,562,725	650,166	—	45,212,891
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,626	—	—	9,626

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

E. As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	32,706,408
Gross Unrealized Appreciation	12,851,438
Gross Unrealized Depreciation	(335,329)
Net Unrealized Appreciation (Depreciation)	12,516,109

F. During the six months ended March 31, 2021, the fund purchased $8,135,611,000 of investment securities and sold $7,223,327,000 of investment securities, other than temporary cash investments.

Equity Income Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	March 31, 2021		September 30, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	455,058	11,885	748,125	21,799
Issued in Lieu of Cash Distributions	68,933	1,778	224,894	6,622
Redeemed	(611,610)	(16,275)	(1,538,469)	(45,669)
Net Increase (Decrease)—Investor Shares	(87,619)	(2,612)	(565,450)	(17,248)
Admiral Shares
Issued	4,710,453	58,886	7,839,439	109,634
Issued in Lieu of Cash Distributions	480,224	5,906	1,305,973	18,414
Redeemed	(3,218,051)	(40,721)	(6,764,729)	(97,111)
Net Increase (Decrease)—Admiral Shares	1,972,626	24,071	2,380,683	30,937

H. Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Equity Income Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Using fundamental research, Wellington Management seeks to build a portfolio with an above-market yield, superior growth rate, and attractive valuation. Although every company purchased for the portfolio will pay a dividend, the goal is to build a portfolio with an above-market yield in aggregate, allowing for individual companies with below-market yields. Normalized earnings, normalized price-to-earnings ratios, and improving returns on capital are key to the research process. The board also noted that the portfolio manager of the fund has more than three decades of investment industry experience. The firm has managed a portion of the fund since 2000.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 2003.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase. The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Fenway Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Equity Income Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q652 052021

Semiannual Report | March 31, 2021

Vanguard PRIMECAP Core Fund

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	15

Liquidity Risk Management	17

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2021

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
PRIMECAP Core Fund	9/30/2020	3/31/2021	Period
Based on Actual Fund Return	$1,000.00	$1,298.45	$2.64
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.64	2.32

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.46%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

PRIMECAP Core Fund

Fund Allocation

As of March 31, 2021

Communication Services	6.0%
Consumer Discretionary	12.9
Consumer Staples	0.5
Energy	1.7
Financials	9.8
Health Care	23.7
Industrials	17.5
Information Technology	26.5
Materials	1.3
Real Estate	0.1

The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard ("GICS"), except for the "Other" category (if applicable), which includes securities that have not been provided a GICS classification as of the effec-tive reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

PRIMECAP Core Fund

Financial Statements (unaudited)

Schedule of Investments

As of March 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (96.0%)
Communication Services (5.7%)
*	Alphabet Inc. Class A	101,500	209,346
*	Alphabet Inc. Class C	79,487	164,429
*	Walt Disney Co.	396,435	73,150
*	T-Mobile US Inc.	538,737	67,498
	Activision Blizzard Inc.	642,000	59,706
*	Facebook Inc. Class A	140,510	41,384
*	Charter Communications Inc. Class A	41,650	25,699
	Electronic Arts Inc.	146,300	19,805
	Comcast Corp. Class A	316,738	17,139
*	Entercom Communications Corp. Class A	924,300	4,853
*	Altice USA Inc. Class A	109,400	3,559
			686,568
Consumer Discretionary (12.3%)
	Sony Corp. ADR	2,020,800	214,225
*	CarMax Inc.	1,387,100	184,013
	Whirlpool Corp.	756,074	166,601
*	Alibaba Group Holding Ltd. ADR	579,900	131,481
	Ross Stores Inc.	1,064,200	127,608
*	Mattel Inc.	5,976,871	119,059
	TJX Cos. Inc.	1,712,100	113,255
*	Tesla Inc.	89,800	59,980
*	L Brands Inc.	909,100	56,237
	Newell Brands Inc.	1,870,000	50,079
*	Carnival Corp.	1,432,100	38,008
*	Amazon.com Inc.	12,170	37,655
*	Royal Caribbean Cruises Ltd.	399,500	34,201
*	Marriott International Inc. Class A	195,990	29,028
*	Capri Holdings Ltd.	475,000	24,225
	VF Corp.	240,000	19,181
*	Dollar Tree Inc.	151,000	17,283
*	Burlington Stores Inc.	39,000	11,653
	Restaurant Brands International Inc.	140,500	9,133
	Lowe’s Cos. Inc.	35,000	6,656
*	Hilton Worldwide Holdings Inc.	53,800	6,506
	McDonald’s Corp.	24,700	5,536
*	Las Vegas Sands Corp.	79,600	4,837
	MGM Resorts International	95,000	3,609
*	Norwegian Cruise Line Holdings Ltd.	68,440	1,888
*	AutoZone Inc.	455	639
			1,472,576
Consumer Staples (0.5%)
	Tyson Foods Inc. Class A	210,000	15,603
*	BJ’s Wholesale Club Holdings Inc.	329,700	14,790
	Sysco Corp.	154,000	12,126
	Altria Group Inc.	209,924	10,740
	Mowi ASA	80,000	1,987
			55,246
Energy (1.6%)
	Pioneer Natural Resources Co.	613,323	97,408
	EOG Resources Inc.	348,921	25,307
	Cabot Oil & Gas Corp.	1,114,850	20,937
	Valero Energy Corp.	277,800	19,890
	Cameco Corp.	602,100	10,001
*	Southwestern Energy Co.	2,000,000	9,300
*	Transocean Ltd.	1,237,200	4,392
	Hess Corp.	34,490	2,441
	TechnipFMC plc	164,100	1,267
*	Technip Energies NV	32,820	498
	Schlumberger Ltd.	7,100	193
			191,634
Financials (9.4%)
	JPMorgan Chase & Co.	1,630,056	248,143
	Wells Fargo & Co.	3,953,400	154,459
	Charles Schwab Corp.	2,182,534	142,258
	Goldman Sachs Group Inc.	348,000	113,796
	Raymond James Financial Inc.	886,400	108,637

4

PRIMECAP Core Fund
			Market
			Value•
		Shares	($000)
	Northern Trust Corp.	992,050	104,274
	Bank of America Corp.	2,217,459	85,794
	Discover Financial Services	547,281	51,986
	Marsh & McLennan Cos. Inc.	347,712	42,351
	US Bancorp	633,300	35,028
	Progressive Corp.	147,900	14,141
	Morgan Stanley	165,000	12,814
	CME Group Inc.	40,650	8,302
			1,121,983
Health Care (22.8%)
	Eli Lilly and Co.	2,650,872	495,236
	Amgen Inc.	1,509,950	375,691
*	Biogen Inc.	1,156,421	323,509
^	AstraZeneca plc ADR	5,908,900	293,790
	Thermo Fisher Scientific Inc.	447,767	204,352
	Novartis AG ADR	1,887,880	161,376
*	Elanco Animal Health Inc.	4,427,771	130,398
*	Boston Scientific Corp.	3,101,430	119,870
	Bristol-Myers Squibb Co.	1,813,920	114,513
	Roche Holding AG	257,178	83,311
	Zimmer Biomet Holdings Inc.	377,000	60,350
[1]	Siemens Healthineers AG	1,052,987	57,074
	CVS Health Corp.	739,000	55,595
	Abbott Laboratories	441,700	52,933
*	LivaNova plc	627,840	46,291
*	Illumina Inc.	106,490	40,899
	Agilent Technologies Inc.	281,700	35,815
*	IQVIA Holdings Inc.	76,825	14,838
*	BioMarin Pharmaceutical Inc.	192,670	14,548
	Stryker Corp.	48,100	11,716
*	Alcon Inc.	129,760	9,107
	Medtronic plc	60,000	7,088
	Sanofi ADR	137,200	6,786
	Cerner Corp.	10,000	719
	UnitedHealth Group Inc.	1,688	628
*	Waters Corp.	2,024	575
			2,717,008
Industrials (16.8%)
*	Southwest Airlines Co.	7,063,925	431,323
	Siemens AG	1,674,125	275,079
	FedEx Corp.	862,700	245,041
*	Aecom	2,818,900	180,720
	Jacobs Engineering Group Inc.	997,755	128,980
	United Parcel Service Inc. Class B	601,800	102,300
*	United Airlines Holdings Inc.	1,517,200	87,300
*	Airbus SE	697,495	79,108
	Caterpillar Inc.	316,530	73,394
*	Delta Air Lines Inc.	1,156,850	55,853
*	American Airlines Group Inc.	2,261,300	54,045
*	TransDigm Group Inc.	85,150	50,061
	Union Pacific Corp.	179,000	39,453
	Textron Inc.	661,400	37,091
	General Dynamics Corp.	176,900	32,118
*	XPO Logistics Inc.	223,100	27,508
	Deere & Co.	54,450	20,372
	Carrier Global Corp.	434,100	18,328
	AMETEK Inc.	143,090	18,277
	Otis Worldwide Corp.	180,000	12,321
	CSX Corp.	113,000	10,896
	Rockwell Automation Inc.	26,200	6,955
	L3Harris Technologies Inc.	34,000	6,891
	Science Applications International Corp.	80,000	6,687
	Pentair plc	90,000	5,609
	Old Dominion Freight Line Inc.	4,500	1,082
	IDEX Corp.	1,000	209
			2,007,001
Information Technology (25.5%)
	Microsoft Corp.	1,480,090	348,961
	Texas Instruments Inc.	1,777,080	335,850
	KLA Corp.	785,760	259,615
	Intel Corp.	3,637,900	232,826
	Applied Materials Inc.	1,259,600	168,283
*	Flex Ltd.	8,514,370	155,898
*	Micron Technology Inc.	1,735,730	153,109
	Telefonaktiebolaget LM Ericsson ADR	11,072,600	146,048
	NetApp Inc.	1,595,000	115,909
	ASML Holding NV	177,375	109,504
	Hewlett Packard Enterprise Co.	6,703,317	105,510
	HP Inc.	3,238,743	102,830
	QUALCOMM Inc.	741,280	98,286
	Intuit Inc.	220,100	84,312
*	Adobe Inc.	171,900	81,716
	Analog Devices Inc.	488,600	75,772
*	PayPal Holdings Inc.	289,025	70,187
	Cisco Systems Inc.	1,114,700	57,641
	Visa Inc. Class A	260,200	55,092
	Corning Inc.	1,152,100	50,128
	Apple Inc.	375,000	45,806
	Oracle Corp.	641,000	44,979

5

PRIMECAP Core Fund
			Market
			Value•
		Shares	($000)
*	Keysight Technologies Inc.	229,020	32,841
	NVIDIA Corp.	33,500	17,887
	Teradyne Inc.	144,800	17,619
	Western Digital Corp.	181,600	12,122
*,^	BlackBerry Ltd.	1,328,700	11,201
*	WEX Inc.	51,000	10,670
	Mastercard Inc. Class A	29,000	10,325
	Fidelity National Information Services Inc.	64,100	9,013
	Perspecta Inc.	309,476	8,990
	Jabil Inc.	110,000	5,738
*	Nokia Oyj ADR	433,300	1,716
*	Ciena Corp.	14,000	766
			3,037,150
Materials (1.3%)
	Albemarle Corp.	460,065	67,220
	DuPont de Nemours Inc.	346,333	26,765
	Dow Inc.	286,500	18,319
*	Glencore plc	4,384,155	17,214
	Corteva Inc.	296,193	13,808
*	Freeport-McMoRan Inc.	180,000	5,927
	Greif Inc. Class B	33,000	1,889
			151,142
Real Estate (0.1%)
	American Homes 4 Rent Class A	225,000	7,501
	Alexandria Real Estate Equities Inc.	5,100	838
	Healthpeak Properties Inc.	16,000	508
			8,847
Total Common Stocks (Cost $4,767,127)			11,449,155

Temporary Cash Investment (5.4%)
Money Market Fund (5.4%)
[2,3] Vanguard Market Liquidity Fund, 0.081% (Cost $647,102)	6,471,982	647,198
Total Investments (101.4%) (Cost $5,414,229)		12,096,353
Other Assets and Liabilities—Net (-1.4%)		(169,200)
Net Assets (100%)		11,927,153

Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $163,147,000.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of this security represented 0.5% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3	Collateral of $168,579,000 was received for securities on loan.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

6

PRIMECAP Core Fund

Statement of Assets and Liabilities

As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,767,127)	11,449,155
Affiliated Issuers (Cost $647,102)	647,198
Total Investments in Securities	12,096,353
Investment in Vanguard	429
Receivables for Investment Securities Sold	4,234
Receivables for Accrued Income	14,553
Receivables for Capital Shares Issued	2,573
Total Assets	12,118,142
Liabilities
Payables for Investment Securities Purchased	952
Collateral for Securities on Loan	168,579
Payables to Investment Advisor	8,685
Payables for Capital Shares Redeemed	12,385
Payables to Vanguard	388
Total Liabilities	190,989
Net Assets	11,927,153

At March 31, 2021, net assets consisted of:

Paid-in Capital	4,706,751
Total Distributable Earnings (Loss)	7,220,402
Net Assets	11,927,153

Net Assets
Applicable to 366,352,475 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,927,153
Net Asset Value Per Share	$32.56

See accompanying Notes, which are an integral part of the Financial Statements.

7

PRIMECAP Core Fund

Statement of Operations

Six Months Ended
March 31, 2021
($000)
Investment Income
Income
Dividends[1]	79,655
Interest[2]	169
Securities Lending—Net	91
Total Income	79,915
Expenses
Investment Advisory Fees—Note B	16,482
The Vanguard Group—Note C
Management and Administrative	7,648
Marketing and Distribution	349
Custodian Fees	43
Shareholders’ Reports	6
Trustees’ Fees and Expenses	3
Total Expenses	24,531
Net Investment Income	55,384
Realized Net Gain (Loss)
Investment Securities Sold[2]	606,245
Foreign Currencies	30
Realized Net Gain (Loss)	606,275
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,120,399
Foreign Currencies	(123)
Change in Unrealized Appreciation (Depreciation)	2,120,276
Net Increase (Decrease) in Net Assets Resulting from Operations	2,781,935

1	Dividends are net of foreign withholding taxes of $2,961,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $169,000, $5,000, and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

8

PRIMECAP Core Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2021	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,384	154,668
Realized Net Gain (Loss)	606,275	649,027
Change in Unrealized Appreciation (Depreciation)	2,120,276	(178,935)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,781,935	624,760
Distributions
Total Distributions	(791,131)	(761,125)
Capital Share Transactions
Issued	465,809	546,293
Issued in Lieu of Cash Distributions	655,544	633,199
Redeemed	(866,353)	(2,016,777)
Net Increase (Decrease) from Capital Share Transactions	255,000	(837,285)
Total Increase (Decrease)	2,245,804	(973,650)
Net Assets
Beginning of Period	9,681,349	10,654,999
End of Period	11,927,153	9,681,349

See accompanying Notes, which are an integral part of the Financial Statements.

9

PRIMECAP Core Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2021	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$27.08	$27.08	$29.92	$26.33	$22.55	$20.26
Investment Operations
Net Investment Income	.154[1]	.398[1]	.391[1]	.314[1]	.304[1]	.275
Net Realized and Unrealized Gain (Loss) on Investments	7.614	1.553	(1.020)	4.379	4.701	3.047
Total from Investment Operations	7.768	1.951	(.629)	4.693	5.005	3.322
Distributions
Dividends from Net Investment Income	(.357)	(.388)	(.322)	(.287)	(.278)	(.243)
Distributions from Realized Capital Gains	(1.931)	(1.563)	(1.889)	(.816)	(.947)	(.789)
Total Distributions	(2.288)	(1.951)	(2.211)	(1.103)	(1.225)	(1.032)
Net Asset Value, End of Period	$32.56	$27.08	$27.08	$29.92	$26.33	$22.55

Total Return[2]	29.84%	7.02%	-1.06%	18.27%	23.13%	16.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,927	$9,681	$10,655	$11,654	$10,224	$8,420
Ratio of Total Expenses to Average Net Assets	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.52%	1.48%	1.13%	1.27%	1.31%
Portfolio Turnover Rate	6%	8%	7%	9%	9%	11%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

10

PRIMECAP Core Fund

Notes to Financial Statements

Vanguard PRIMECAP Core Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5.  Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its

11

PRIMECAP Core Fund

counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

12

PRIMECAP Core Fund

B.  PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2021, the investment advisory fee represented an effective annual rate of 0.31% of the fund’s average net assets.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2021, the fund had contributed to Vanguard capital in the amount of $429,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of March 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	10,934,884	514,271	—	11,449,155
Temporary Cash Investments	647,198	—	—	647,198
Total	11,582,082	514,271	—	12,096,353

13

PRIMECAP Core Fund

E.  As of March 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,414,229
Gross Unrealized Appreciation	6,878,107
Gross Unrealized Depreciation	(195,983)
Net Unrealized Appreciation (Depreciation)	6,682,124

F.  During the six months ended March 31, 2021, the fund purchased $578,499,000 of investment securities and sold $1,228,219,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020
	Shares	Shares
	(000)	(000)
Issued	15,200	21,308
Issued in Lieu of Cash Distributions	22,897	22,793
Redeemed	(29,283)	(80,073)
Net Increase (Decrease) in Shares Outstanding	8,814	(35,972)

H.  Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

14

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard PRIMECAP Core Fund has renewed the fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term time horizon. PRIMECAP has managed the fund since its inception in 2004.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

15

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

16

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Fenway Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard PRIMECAP Core Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

17

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q12202 052021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2021

VANGUARD FENWAY FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: May 19, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference